UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22532

Name of Fund: Royce Global Value Trust, Inc.
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2014

Date of reporting period: 3/31/2014

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
MARCH 31, 2014 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 99.2%

Argentina – 0.7%
BBVA Banco Frances ADR [1]	87,700	$734,049

Total		734,049

Australia – 1.0%
Collection House	135,000	229,161
Imdex [1]	940,000	577,425
Programmed Maintenance Services	55,000	147,993
TFS Corporation	85,000	131,078

Total		1,085,657

Austria – 2.9%
Mayr-Melnhof Karton	13,300	1,664,235
Semperit AG Holding	26,000	1,398,573

Total		3,062,808

Belgium – 2.3%
EVS Broadcast Equipment	1,800	116,849
RHJ International [1]	145,000	729,817
Umicore	14,000	714,728
Van de Velde	15,936	856,209

Total		2,417,603

Bermuda – 1.5%
Lazard Cl. A	30,600	1,440,954
Northern Offshore	100,000	145,763

Total		1,586,717

Brazil – 3.6%
Brasil Brokers Participacoes	292,500	657,448
Brasil Insurance Participacoes e
Administracao	17,000	85,487
CETIP - Mercados Organizados	85,000	1,030,189
LPS Brasil Consultoria de Imoveis	175,000	994,932
Totvs	63,000	988,453

Total		3,756,509

Canada – 6.9%
Agnico Eagle Mines	20,000	605,000
AirBoss of America	17,000	121,483
Alamos Gold	38,000	343,392
Contrans Group Cl. A	15,000	170,285
E-L Financial	900	590,231
Franco-Nevada Corporation	16,000	733,760
Magellan Aerospace	41,000	325,626
Major Drilling Group International	196,500	1,521,520
Ritchie Bros. Auctioneers	55,500	1,339,215
Sprott	455,600	1,487,758

Total		7,238,270

China – 2.5%
ANTA Sports Products	245,000	409,686
China XD Plastics [1]	110,000	575,300
Daphne International Holdings	3,500,000	1,429,086
Pacific Online	240,000	148,830

Total		2,562,902

Cyprus – 0.5%
Globaltrans Investment GDR	42,000	484,335

Total		484,335

Denmark – 1.3%
Chr Hansen	16,500	654,613
SimCorp	16,000	649,573

Total		1,304,186

Egypt – 0.1%
Citadel Capital [1]	190,000	122,986

Total		122,986

Finland – 0.9%
Vaisala Cl. A	30,500	945,568

Total		945,568

France – 7.8%
Gaztransport Et Technigaz [1]	22,300	1,443,607
Manutan International	14,200	1,011,533
Neurones	6,200	128,945
Nexity	23,000	987,125
Paris Orleans	36,155	897,196
Stallergenes	19,700	1,600,202
Vetoquinol	27,200	1,419,600
Virbac	3,000	669,980

Total		8,158,188

Germany – 2.0%
Aixtron ADR [1]	43,300	705,790
LPKF Laser & Electronics	46,800	1,097,287
Nemetschek	2,300	190,125
RIB Software	8,500	132,513

Total		2,125,715

Greece – 0.6%
Hellenic Exchanges - Athens Stock
Exchange	48,000	600,320

Total		600,320

Hong Kong – 9.9%
Comba Telecom Systems Holdings [1]	280,000	74,068
Giordano International	226,000	146,244
Goldlion Holdings	375,000	174,066
I.T	500,000	131,503
Le Saunda Holdings	234,000	111,924
Luk Fook Holdings (International)	120,100	379,596
Lung Kee (Bermuda) Holdings	250,000	89,077
Midland Holdings [1]	3,069,000	1,635,106
New World Department Store China	3,006,700	1,450,474
Oriental Watch Holdings	2,223,000	553,289
Pico Far East Holdings	4,128,600	1,178,444
Regent Manner International Holdings	5,811,000	981,756
Sitoy Group Holdings	170,000	96,906
Television Broadcasts	229,000	1,377,550
Texwinca Holdings	902,000	973,699
Value Partners Group	1,546,700	931,230

Total		10,284,932

Indonesia – 1.9%
Selamat Sempurna	3,500,800	1,243,018
Supra Boga Lestari	11,445,000	702,078

Total		1,945,096

Israel – 0.1%
Sarine Technologies	70,000	138,302

Total		138,302

Italy – 1.4%
Datalogic	5,800	73,742
De’Longhi	59,500	1,340,038

Total		1,413,780

Japan – 10.3%
BML	4,400	164,937
C. Uyemura & Co.	4,800	237,384
EPS Corporation	89,100	969,487
FamilyMart	24,700	1,084,208
Freund Corporation	62,200	708,326
Miraial	44,770	631,162
MISUMI Group	24,100	666,490
Moshi Moshi Hotline	100,000	917,777
Nishikawa Rubber	8,200	138,659
Nitto Kohki	9,100	167,709
Obara Group	5,100	190,594
Relo Holdings	21,000	1,143,492
Ryobi	20,000	60,876
Santen Pharmaceutical	20,000	885,823
Shimano	13,600	1,365,433
Tokai Corporation/Gifu	4,400	125,699
Trancom	25,200	981,171
Zuiko Corporation	5,100	306,842

Total		10,746,069

Malaysia – 2.0%
CB Industrial Product Holding	550,000	748,602
Media Chinese International	2,250,000	627,484
Silverlake Axis	1,000,000	695,398

Total		2,071,484

Mexico – 1.7%
Bolsa Mexicana de Valores	430,000	849,098
Fresnillo	65,000	915,133

Total		1,764,231

New Zealand – 0.3%
Trade Me	83,000	294,175

Total		294,175

Norway – 2.0%
Ekornes	45,000	713,740
TGS-NOPEC Geophysical	41,500	1,360,324

Total		2,074,064

Philippines – 0.9%
GMA Holdings PDR	775,000	134,790
Universal Robina	270,000	855,573

Total		990,363

Singapore – 1.3%
Hour Glass (The)	400,000	531,683
Pan-United Corporation	800,000	668,248
Parkson Retail Asia	83,000	62,024
Sheng Siong Group	200,000	94,571

Total		1,356,526

South Africa – 5.5%
Blue Label Telecoms	1,010,400	834,766
Coronation Fund Managers	110,000	1,032,175
Ellies Holdings [1]	215,000	87,243
JSE	70,000	632,692
Lewis Group	223,000	1,226,354
Metrofile Holdings	400,000	187,256
Nampak	175,000	596,237
Raubex Group	525,300	1,105,946

Total		5,702,669

South Korea – 0.6%
Eugene Technology	11,100	227,530
Handsome	3,400	84,452
Huvis Corporation	22,100	217,344
Samjin Pharmaceutical	4,600	77,410

Total		606,736

Sweden – 0.1%
Nolato Cl. B	4,400	111,038

Total		111,038

Switzerland – 1.2%
Forbo Holding	1,150	1,208,513

Total		1,208,513

Taiwan – 0.2%
Makalot Industrial	20,000	111,240
Silicon Motion Technology ADR	7,500	125,850

Total		237,090

Thailand – 0.1%
MC Group	275,000	136,428

Total		136,428

Turkey – 1.3%
Mardin Cimento Sanayii	650,000	1,324,002

Total		1,324,002

United Arab Emirates – 0.3%
Aramex	329,375	295,868

Total		295,868

United Kingdom – 7.5%
Ashmore Group	262,500	1,457,028
Clarkson	23,000	940,334
Consort Medical	88,900	1,387,673
E2V Technologies	305,000	793,569
Elementis	159,000	760,740
Kennedy Wilson Europe Real Estate [1]	44,000	762,888
Latchways	7,700	132,464
Luxfer Holdings ADR	4,500	88,110
Rotork	8,900	393,878
Severfield-Rowen [1]	112,000	105,568
Spirax-Sarco Engineering	21,350	1,031,332

Total		7,853,584

United States – 16.0%
Ampco-Pittsburgh	8,300	156,621
Bel Fuse Cl. A	36,672	708,870
Brooks Automation	18,100	197,833
Cabot Corporation	10,200	602,412
Commercial Metals	42,000	792,960
Computer Task Group	8,500	144,415
Core-Mark Holding Company	1,500	108,900
Crown Crafts	15,000	119,400
Destination Maternity	4,000	109,600
Diebold	27,200	1,085,008
Diodes [1]	30,000	783,600
EnerSys	11,000	762,190
Expeditors International of Washington	15,900	630,117
Fairchild Semiconductor International [1]	49,200	678,468
GrafTech International [1]	58,600	639,912
Greif Cl. A	14,000	734,860
Hallador Energy	18,600	159,030
International Rectifier [1]	25,000	685,000
KBR	20,000	533,600
Lincoln Educational Services	36,600	137,982
MKS Instruments	14,000	418,460
Nanometrics [1]	44,500	799,665
Rogers Corporation [1]	12,000	749,040
Schnitzer Steel Industries Cl. A	19,100	551,035
Sensient Technologies	12,100	682,561
Standard Motor Products	4,300	153,811
Sun Hydraulics	15,139	655,670
Techne Corporation	8,100	691,497
UTi Worldwide	74,600	790,014
Valmont Industries	5,300	788,852
WaterFurnace Renewable Energy	32,700	604,307

Total		16,655,690

TOTAL COMMON STOCKS
(Cost $112,195,995)		103,396,453

REPURCHASE AGREEMENT – 1.2%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $1,207,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.375% due 6/30/15, valued at
$1,234,613)
(Cost $1,207,000)		1,207,000

TOTAL INVESTMENTS – 100.4%
(Cost $113,402,995)		104,603,453
LIABILITIES LESS CASH
AND OTHER ASSETS – (0.4)%		(416,242)

NET ASSETS – 100.0%		$104,187,211

[1]	Non-income producing.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $113,993,162. At March 31, 2014, net unrealized depreciation for all securities was $9,389,709, consisting of aggregate gross unrealized appreciation of $4,953,245 and aggregate gross unrealized depreciation of $14,342,954. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,438,139	$68,958,314	$–	$103,396,453
Cash Equivalents	–	1,207,000	–	1,207,000

For the three months ended March 31, 2014, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Fund recognizes transfers between levels as of the end of the reporting period. At March 31, 2014, securities valued at $58,538,629 were transferred from Level 1 to Level 2 within the fair value hierarchy.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Global Value Trust, Inc.
By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Global Value Trust, Inc.
Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Global Value Trust, Inc.
Date: May 27, 2014

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Global Value Trust, Inc.
Date: May 27, 2014